Segment Information, Information about Company's Reportable Segments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment	2	2
Total vessel revenues		$ 9,905,602	$ 6,768,672	$ 15,611,872
Voyage expenses (including charges from related parties)		(1,212,013)	(315,055)	(198,730)
Vessel operating expenses		(3,397,205)	(2,310,287)	(5,164,248)
Management fees to related parties		(638,551)	(386,162)	(688,547)
Depreciation and amortization		(2,126,451)	(1,168,558)	(1,490,577)
Gain on sale of vessel		0	0	8,226,258
Operating income		721,187	1,066,094	15,488,421
Finance costs		(33,126)	(13,063)	(16,352)
Interest income		426,670	0	10,396
Change in fair value of crypto assets-Bitcoin		(1,148,600)	0	0
Foreign exchange losses		(11,273)	(1,628)	(9,930)
Less: Unallocated corporate general and administrative expenses (including related parties)		(1,810,195)	(1,522,516)	(807,607)
Net income/(loss) and comprehensive income/(loss), before taxes		(45,142)	1,051,403	15,472,535
Pool [Member]
Segment Information [Abstract]
Vessel revenues		7,507,528	6,768,672	15,611,872
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		2,398,074	0	0
Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues		7,507,528	6,768,672	15,611,872
Voyage expenses (including charges from related parties)		(1,085,022)	(315,055)	(198,730)
Vessel operating expenses		(2,389,815)	(2,310,287)	(5,164,248)
Management fees to related parties		(398,751)	(386,162)	(688,547)
Depreciation and amortization		(1,471,260)	(1,168,558)	(1,490,577)
Gain on sale of vessel		0	0	8,226,258
Operating income		2,162,680	2,588,610	16,296,028
Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		7,507,528	6,768,672	15,611,872
Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		0	0	0
LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues		2,398,074
Voyage expenses (including charges from related parties)		(126,991)
Vessel operating expenses		(1,007,390)
Management fees to related parties		(239,800)
Depreciation and amortization		(655,191)
Gain on sale of vessel		0
Operating income		368,702
LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		0
LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		2,398,074
Operating Segment [Member]
Segment Information [Abstract]
Total vessel revenues		9,905,602	6,768,672	15,611,872
Voyage expenses (including charges from related parties)		(1,212,013)	(315,055)	(198,730)
Vessel operating expenses		(3,397,205)	(2,310,287)	(5,164,248)
Management fees to related parties		(638,551)	(386,162)	(688,547)
Depreciation and amortization		(2,126,451)	(1,168,558)	(1,490,577)
Gain on sale of vessel		0	0	8,226,258
Operating income		2,531,382	2,588,610	16,296,028
Operating Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		7,507,528	6,768,672	15,611,872
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		2,398,074	0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Finance costs		(33,126)	(13,063)	(16,352)
Interest income		426,670	0	10,396
Change in fair value of crypto assets-Bitcoin		(1,148,600)	0	0
Foreign exchange losses		(11,273)	(1,628)	(9,930)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)		$ (1,810,195)	$ (1,522,516)	$ (807,607)